LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.12%
•SLC Student Loan Trust Series 2005-3 A3 0.86% (LIBOR03M + 0.12%) 6/15/29	1,103,429	$ 1,079,315
Total Agency Asset-Backed Security (Cost $1,099,515)		1,079,315
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.72%
•Fannie Mae REMICs
Series 2011-86 NF 1.50% (LIBOR01M + 0.55%) 9/25/41	1,772,874	1,798,068
Series 2014-49 AF 1.98% (LIBOR01M + 0.32%) 8/25/44	782,714	781,265
Series 2017-95 FA 2.01% (LIBOR01M + 0.35%) 11/25/47	4,527,504	4,513,734
Series 2019-53 FA 2.06% (LIBOR01M + 0.40%) 9/25/49	6,072,327	6,058,385
•Freddie Mac REMICs
2.06% (LIBOR01M + 0.40%) 12/15/38	7,170,853	7,176,159
Series 4347 WF 2.06% (LIBOR01M + 0.40%) 1/15/40	1,851,679	1,854,178
Series 4367 GF 2.01% (LIBOR01M + 0.35%) 3/15/37	5,060,828	5,031,618
Series 4419 AF 2.00% (LIBOR01M + 0.34%) 6/15/40	3,346,757	3,341,901
Series 4730 WF 2.01% (LIBOR01M + 0.35%) 8/15/38	5,276,333	5,214,530
•Freddie Mac Strips
Series 328 F4 2.01% (LIBOR01M + 0.35%) 2/15/38	5,150,650	5,124,218
Series 330 F4 2.01% (LIBOR01M + 0.35%) 10/15/37	2,354,917	2,319,750
•GNMA
Series 2016-H11 F 2.46% (LIBOR01M + 0.80%) 5/20/66	2,505,897	2,735,845
Series 2016-H17 FC 2.49% (LIBOR01M + 0.83%) 8/20/66	2,265,999	2,243,388
Series 2016-H19 FA 2.44% (LIBOR01M + 0.78%) 9/20/66	2,073,318	2,049,801
Total Agency Collateralized Mortgage Obligations (Cost $50,166,779)		50,242,840
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.47%
•Fannie Mae-Aces Series 2017-M13 FA 2.05% (LIBOR01M + 0.40%) 10/25/24	4,188,946	$ 4,138,716
Total Agency Commercial Mortgage-Backed Security (Cost $4,188,149)		4,138,716
AGENCY MORTGAGE-BACKED SECURITIES–9.16%
Fannie Mae REMICs REMIC 1.50% 2/25/43	12,502,001	12,531,630
Fannie Mae S.F. 30 yr TBA 4.00% 5/13/50	38,000,000	40,561,215
Freddie Mac REMICs
2.50% 6/25/34	4,888,192	4,977,798
2.50% 10/25/48	9,756,607	9,965,691
Freddie Mac REMICS 1.50% 12/15/42	12,410,001	12,429,981
Total Agency Mortgage-Backed Securities (Cost $78,978,148)		80,466,315
AGENCY OBLIGATION–1.71%
Federal Home Loan Mortgage 2.10% 1/21/25	15,000,000	15,008,858
Total Agency Obligation (Cost $15,000,000)		15,008,858
CORPORATE BONDS–53.30%
Agriculture–2.43%
Altria Group 3.49% 2/14/22	3,700,000	3,740,500
BAT Capital
•2.29% (LIBOR03M + 0.59%) 8/14/20	2,825,000	2,778,650
2.76% 8/15/22	500,000	492,444
BAT International Finance 3.50% 6/15/22	300,000	298,756
Imperial Brands Finance
2.95% 7/21/20	1,971,000	1,967,230
3.13% 7/26/24	5,500,000	5,377,020
3.75% 7/21/22	1,600,000	1,599,320
Reynolds American 4.00% 6/12/22	5,000,000	5,063,621
		21,317,541
Airlines–0.42%
♦Continental Airlines 2007-1 Class A Pass Through Trust 5.98% 10/19/23	647,209	663,559
Delta Air Lines 3.63% 3/15/22	3,200,000	2,993,242
♦Northwest Airlines Pass Through Trust 6.26% 5/20/23	65,855	61,859
		3,718,660
Auto Manufacturers–5.47%
Daimler Finance North America
3.00% 2/22/21	8,522,000	8,286,555
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Daimler Finance North America (continued)
3.35% 5/4/21	5,000,000	$ 4,951,661
Ford Motor Credit
3.34% 3/18/21	1,100,000	1,050,500
4.25% 9/20/22	2,900,000	2,717,880
5.09% 1/7/21	2,300,000	2,209,426
General Motors Financial
•2.73% (LIBOR03M + 0.85%) 4/9/21	2,500,000	2,250,664
3.55% 7/8/22	1,400,000	1,293,418
4.20% 11/6/21	5,200,000	4,943,953
Hyundai Capital America 2.75% 9/18/20	1,705,000	1,709,038
Hyundai Capital Services 2.63% 9/29/20	1,135,000	1,136,818
Nissan Motor Acceptance
2.60% 9/28/22	200,000	190,526
•2.74% (LIBOR03M + 0.89%) 1/13/22	3,100,000	3,014,955
3.65% 9/21/21	5,000,000	4,897,491
Volkswagen Group of America Finance
•2.48% (LIBOR03M + 0.77%) 11/13/20	6,000,000	5,924,286
4.00% 11/12/21	3,500,000	3,461,709
		48,038,880
Banks–18.27%
Aozora Bank 3.81% 9/7/21	1,500,000	1,549,725
Axis Bank 3.25% 5/21/20	2,500,000	2,503,800
•Banco Santander Chile 2.84% (LIBOR03M + 1.20%) 11/28/21	2,000,000	2,021,179
μBank of America 2.33% 10/1/21	1,200,000	1,198,157
μBarclays 4.34% 5/16/24	4,000,000	3,858,964
Barclays Bank 2.65% 1/11/21	5,650,000	5,632,102
•Citigroup 3.01% (LIBOR03M + 1.43%) 9/1/23	8,000,000	7,819,953
Credit Suisse Group Funding Guernsey 3.45% 4/16/21	4,000,000	4,025,302
Danske Bank
•1.84% (LIBOR03M + 1.06%) 9/12/23	5,000,000	4,529,069
2.00% 9/8/21	980,000	960,419
•First Abu Dhabi Bank PJSC 2.79% (LIBOR03M + 0.95%) 4/16/22	2,000,000	1,919,500
Goldman Sachs Group
•2.56% (LIBOR03M + 0.78%) 10/31/22	3,000,000	2,889,861
μ2.88% 10/31/22	3,250,000	3,266,574
3.00% 4/26/22	3,100,000	3,122,353
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings
•2.69% (LIBOR03M + 1.00%) 5/18/24	468,000	$ 436,441
2.95% 5/25/21	3,700,000	3,723,344
μ3.26% 3/13/23	3,100,000	3,104,515
3.60% 5/25/23	300,000	304,740
μ3.95% 5/18/24	1,000,000	1,024,611
JPMorgan Chase & Co.
μ3.21% 4/1/23	2,200,000	2,242,062
•5.24% (LIBOR03M + 3.47%) 4/30/20	2,787,000	2,515,267
Lloyds Banking Group
μ2.86% 3/17/23	2,600,000	2,563,205
4.05% 8/16/23	6,500,000	6,760,278
Mitsubishi UFJ Financial Group
2.62% 7/18/22	4,896,000	4,888,560
3.22% 3/7/22	4,000,000	4,055,067
3.76% 7/26/23	6,000,000	6,200,885
Mizuho Financial Group
•2.31% (LIBOR03M + 0.63%) 5/25/24	1,000,000	908,400
2.60% 9/11/22	5,900,000	5,899,675
Morgan Stanley 2.75% 5/19/22	2,100,000	2,122,252
QNB Finance
2.13% 9/7/21	3,500,000	3,394,670
•2.76% (LIBOR03M + 1.00%) 5/2/22	3,800,000	3,776,197
•2.99% (LIBOR03M + 1.35%) 5/31/21	2,000,000	1,919,320
μRoyal Bank of Scotland Group
3.50% 5/15/23	5,000,000	4,936,469
4.52% 6/25/24	4,200,000	4,228,817
Santander UK PLC 2.10% 1/13/23	7,000,000	6,789,389
μStandard Chartered 2.74% 9/10/22	7,000,000	6,929,781
•State Bank of India 2.85% (LIBOR03M + 0.95%) 4/6/20	10,000,000	9,998,500
Sumitomo Mitsui Financial Group
2.06% 7/14/21	2,500,000	2,479,355
2.78% 10/18/22	6,000,000	6,094,440
2.85% 1/11/22	3,000,000	3,027,099
•Swedbank 1.44% (LIBOR03M + 0.70%) 3/14/22	2,300,000	2,227,596
UBS Group Funding Switzerland
•2.64% (LIBOR03M + 1.44%) 9/24/20	1,500,000	1,487,712
3.00% 4/15/21	1,800,000	1,803,474
Wells Fargo & Co.
2.10% 7/26/21	6,000,000	5,991,594
2.63% 7/22/22	3,250,000	3,287,957
		160,418,630

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.17%
Bacardi 4.50% 1/15/21	1,500,000	$ 1,513,090
		1,513,090
Building Materials–0.44%
Carrier Global 2.24% 2/15/25	4,000,000	3,906,284
		3,906,284
Commercial Services–1.18%
Central Nippon Expressway
2.24% 2/16/21	500,000	503,390
2.29% 4/23/21	2,000,000	2,019,580
•2.29% (LIBOR03M + 0.54%) 8/4/20	5,000,000	4,962,763
Equifax 3.60% 8/15/21	2,900,000	2,892,285
		10,378,018
Computers–0.80%
Dell International
4.42% 6/15/21	1,500,000	1,516,102
5.45% 6/15/23	4,900,000	5,028,190
EMC 2.65% 6/1/20	450,000	447,435
		6,991,727
Diversified Financial Services–5.82%
AerCap Ireland Capital
3.95% 2/1/22	1,100,000	958,231
4.63% 10/30/20	2,800,000	2,716,163
5.00% 10/1/21	2,300,000	2,063,197
Air Lease
2.50% 3/1/21	3,000,000	2,759,207
4.25% 2/1/24	5,200,000	4,420,912
Aircastle
5.50% 2/15/22	1,900,000	1,729,735
7.63% 4/15/20	1,000,000	999,757
Ally Financial 7.50% 9/15/20	1,100,000	1,108,250
Avolon Holdings Funding 2.88% 2/15/25	1,700,000	1,317,851
BGC Partners 5.13% 5/27/21	5,200,000	5,244,372
BOC Aviation
2.38% 9/15/21	750,000	751,391
•2.81% (LIBOR03M + 1.05%) 5/2/21	1,500,000	1,501,590
3.00% 5/23/22	4,000,000	4,118,984
Cantor Fitzgerald 6.50% 6/17/22	1,000,000	1,029,717
International Lease Finance
4.63% 4/15/21	600,000	553,928
5.88% 8/15/22	1,100,000	983,370
8.25% 12/15/20	500,000	496,976
LeasePlan 2.88% 10/24/24	5,000,000	4,898,700
Mitsubishi UFJ Lease & Finance 2.65% 9/19/22	6,700,000	6,514,534
Navient 7.25% 1/25/22	300,000	293,085
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nomura Holdings 2.65% 1/16/25	2,300,000	$ 2,251,320
ORIX 2.90% 7/18/22	2,000,000	2,054,025
Park Aerospace Holdings
3.63% 3/15/21	100,000	94,764
4.50% 3/15/23	1,700,000	1,474,425
5.25% 8/15/22	900,000	813,049
		51,147,533
Electric–2.14%
Exelon 2.45% 4/15/21	1,300,000	1,287,654
FirstEnergy 2.85% 7/15/22	3,030,000	2,954,700
Israel Electric 5.00% 11/12/24	4,000,000	4,165,040
NextEra Energy Capital Holdings
1.95% 9/1/22	5,500,000	5,404,358
3.20% 2/25/22	600,000	607,342
Pennsylvania Electic 5.20% 4/1/20	1,400,000	1,400,000
Southern 2.35% 7/1/21	3,000,000	3,007,619
		18,826,713
Engineering & Construction–0.04%
Heathrow Funding 4.88% 7/15/23	300,000	314,723
		314,723
Food–0.44%
McCormick & Co. 2.70% 8/15/22	900,000	902,328
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	2,986,800
		3,889,128
Gas–0.23%
^British Transco International Finance B.V. 0.00% 11/4/21	520,000	504,088
CenterPoint Energy Resources 3.55% 4/1/23	800,000	812,254
•Dominion Energy Gas Holdings 1.34% (LIBOR03M + 0.60%) 6/15/21	700,000	672,868
		1,989,210
Holding Companies-Diversified–0.64%
CK Hutchison International 17 II 2.25% 9/29/20	3,500,000	3,501,750
CK Hutchison International 19 3.25% 4/11/24	2,000,000	2,073,325
		5,575,075
Home Builders–0.12%
DR Horton 4.38% 9/15/22	1,000,000	1,018,528
		1,018,528

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.61%
•Assurant 2.48% (LIBOR03M + 1.25%) 3/26/21	367,000	$ 367,000
•Athene Global Funding 3.14% (LIBOR03M + 1.23%) 7/1/22	5,000,000	5,031,281
		5,398,281
Lodging–0.46%
Las Vegas Sands
2.90% 6/25/25	1,100,000	984,904
3.20% 8/8/24	1,000,000	900,409
3.50% 8/18/26	2,400,000	2,195,710
		4,081,023
Machinery Diversified–0.48%
Otis Worldwide 2.06% 4/5/25	4,300,000	4,203,330
		4,203,330
Media–0.59%
Charter Communications Operating
4.46% 7/23/22	2,000,000	2,065,808
4.50% 2/1/24	3,000,000	3,091,515
		5,157,323
Oil & Gas–3.01%
BG Energy Capital 4.00% 10/15/21	3,000,000	3,011,431
•Occidental Petroleum 3.14% (LIBOR03M + 1.45%) 8/15/22	8,600,000	5,763,346
Pioneer Natural Resources 3.45% 1/15/21	1,000,000	964,402
Sinopec Group Overseas Development 2015 2.50% 4/28/20	8,600,000	8,609,718
Sinopec Group Overseas Development 2017 2.25% 9/13/20	2,000,000	2,000,080
Woodside Finance
3.65% 3/5/25	800,000	748,090
4.60% 5/10/21	5,400,000	5,362,925
		26,459,992
Pharmaceuticals–2.72%
AbbVie 2.30% 11/21/22	7,400,000	7,393,191
Allergan Sales 5.00% 12/15/21	5,400,000	5,593,951
CVS Health
2.80% 7/20/20	3,511,000	3,511,656
3.35% 3/9/21	1,594,000	1,605,003
3.50% 7/20/22	1,200,000	1,230,758
Mylan 3.15% 6/15/21	2,800,000	2,774,203
Teva Pharmaceutical Finance Netherlands III 2.20% 7/21/21	519,000	495,738
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis 3.45% 11/13/20	1,300,000	$ 1,287,244
		23,891,744
Pipelines–0.56%
Energy Transfer Operating 4.25% 3/15/23	1,700,000	1,522,553
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,394,823
		4,917,376
Retail–0.16%
AutoNation 3.35% 1/15/21	1,400,000	1,392,970
		1,392,970
Savings & Loans–0.83%
Nationwide Building Society
2.00% 1/27/23	5,400,000	5,286,259
2.45% 7/27/21	2,000,000	1,989,862
		7,276,121
Semiconductors–1.69%
Broadcom
3.00% 1/15/22	3,500,000	3,467,880
3.13% 10/15/22	6,000,000	5,940,932
NXP
4.13% 6/1/21	2,500,000	2,522,134
4.63% 6/1/23	1,000,000	1,029,190
4.88% 3/1/24	1,800,000	1,921,825
		14,881,961
Telecommunications–1.06%
•AT&T
1.96% (LIBOR03M + 1.18%) 6/12/24	5,300,000	4,922,121
2.78% (LIBOR03M + 0.95%) 7/15/21	1,500,000	1,473,994
Crown Castle Towers 3.22% 5/15/42	2,200,000	2,200,650
Sprint Spectrum 3.36% 3/20/23	725,625	721,997
		9,318,762
Transportation–0.27%
Kansas City Southern
3.00% 5/15/23	1,250,000	1,183,521
3.13% 6/1/26	1,200,000	1,186,208
		2,369,729
Trucking & Leasing–2.25%
Aviation Capital Group
2.88% 1/20/22	6,100,000	5,513,215
4.38% 1/30/24	2,100,000	1,895,635
•GATX 2.46% (LIBOR03M + 0.72%) 11/5/21	1,600,000	1,568,405

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
Penske Truck Leasing
3.45% 7/1/24	5,000,000	$ 5,000,639
4.88% 7/11/22	175,000	181,946
SMBC Aviation Capital Finance DAC
2.65% 7/15/21	4,600,000	4,559,533
3.00% 7/15/22	1,000,000	1,007,225
		19,726,598
Total Corporate Bonds (Cost $480,458,791)		468,118,950
NON-AGENCY ASSET-BACKED SECURITIES–8.13%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 2.15% (LIBOR01M + 1.20%) 10/25/34	13,228	13,016
•Amortizing Residential Collateral Trust A5 1.95% (LIBOR01M + 1.00%) 10/25/34	57,943	51,794
•Arbor Realty Collateralized Loan Obligation Series 2017-FL3 A 1.69% (LIBOR01M + 0.99%) 12/15/27	2,500,000	2,367,315
•Arbor Realty Commercial Real Estate Notes Series 2019-FL1 A 1.85% (LIBOR01M + 1.15%) 5/15/37	1,100,000	979,499
•Asset Backed Securities Home Equity Loan Trust Series 2004-HE2 M1 1.77% (LIBOR01M + 0.83%) 4/25/34	2,151,715	1,882,693
•Atrium XII Series 12A AR 2.63% (LIBOR03M + 0.83%) 4/22/27	5,000,000	4,885,735
•Bear Stearns Asset Backed Securities I Trust Series 2005-AQ1 M3 1.70% (LIBOR01M + 0.75%) 3/25/35	1,104,000	988,758
•Bear Stearns Asset Backed Securities Trust Series 2003-2 A3 2.45% (LIBOR01M + 1.50%) 3/25/43	70,181	63,852
•BlueMountain CLO Series 2015-1A A1R 3.18% (LIBOR03M + 1.33%) 4/13/27	334,580	330,821
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 1.49% (LIBOR01M + 0.54%) 12/25/34	2,224,727	2,053,260
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Finance America Mortgage Loan Trust Series 2004-2 M1 1.77% (LIBOR01M + 0.83%) 8/25/34	492,693	$ 447,705
•Jamestown CLO IV Series 2014-4A A1BR 2.52% (LIBOR03M + 0.69%) 7/15/26	859,447	848,726
•LoanCore 2019-CRE2 Issuer Series 2019-CRE2 A 1.83% (LIBOR01M + 1.13%) 5/15/36	2,100,000	1,925,580
Navient Private Education Loan Trust
•Series 2014-CTA A 1.40% (LIBOR01M + 0.70%) 9/16/24	5,242	5,241
•Series 2015-AA A2B 1.90% (LIBOR01M + 1.20%) 12/15/28	1,109,065	1,102,702
Series 2020-A A2A 2.46% 11/15/68	3,000,000	2,885,061
•OCP CLO Series 2015-9A A1R 2.63% (LIBOR03M + 0.80%) 7/15/27	1,260,048	1,233,788
•Penarth Master 1.15% (LIBOR01M + 0.54%) 7/18/23	2,000,000	1,976,752
•Penarth Master Issuer Series 2015-1X A2 1.21% (BP01M + 0.50%) 3/18/22	1,320,000	1,639,695
•Penarth Master Issuer Penar 1.15% (LIBOR01M + 0.54%) 7/18/23	200,000	197,675
•SLM Private Credit Student Loan Trust Series 2005-A A3 0.94% (LIBOR03M + 0.20%) 6/15/23	261,161	260,152
SMB Private Education Loan Trust Series 2020-A A2A 2.23% 9/15/37	3,000,000	2,854,506
SoFi Consumer Loan Program
Series 2017-5 A2 2.78% 9/25/26	2,689,517	2,543,875
Series 2017-6 A2 2.82% 11/25/26	2,780,170	2,713,016
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	1,936,384	1,983,017
Series 2017-D A2FX 2.65% 9/25/40	1,404,125	1,392,166
•THL Credit Wind River Series 2012-1A AR2 2.71% (LIBOR03M + 0.88%) 1/15/26	1,761,778	1,744,278
•Towd Point Mortgage Trust
3.00% 11/25/58	2,844,623	2,860,911

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Towd Point Mortgage Trust (continued)
Series 2019-4 A1 2.90% 10/25/59	5,310,646	$ 5,195,647
•Towd Point Mortgage Trust
Series 2019-HY2 A1 1.95% (LIBOR01M + 1.00%) 5/25/58	2,562,313	2,505,491
Series 2019-SJ3 A1 3.00% 11/25/59	4,507,349	4,471,005
•Tralee CLO III Series 2014-3A AR 2.85% (LIBOR03M + 1.03%) 10/20/27	3,616,572	3,506,513
•Tralee CLO V Series 2018-5A A1 2.93% (LIBOR03M + 1.11%) 10/20/28	5,100,000	4,920,266
•Venture XVI CLO Series 2014-16A ARR 2.68% (LIBOR03M + 0.85%) 1/15/28	2,000,000	1,937,758
•Venture XVII CLO Series 2014-17A ARR 2.71% (LIBOR03M + 0.88%) 4/15/27	5,000,000	4,835,130
•WhiteHorse IX Series 2014-9A AR 3.00% (LIBOR03M + 1.16%) 7/17/26	1,773,513	1,750,952
Total Non-Agency Asset-Backed Securities (Cost $73,608,712)		71,354,351
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.34%
•Bear Stearns ARM Trust Series 2003-1 5A1 3.56% 4/25/33	32,967	30,243
•Canterbury Finance No 1 Series 1 A2 2.06% (SONIA03M + 1.35%) 5/16/56	3,200,000	3,721,026
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 3.80% 7/25/33	5,542	5,029
•Gosforth Funding Series 2017-1A A1A 1.52% (LIBOR03M + 0.47%) 12/19/59	573,994	568,621
•GSR Mortgage Loan Trust Series 2005-5F 8A1 1.45% (LIBOR01M + 0.50%) 6/25/35	271,091	242,972
•Hawksmoor Mortgages Series 2019-1A A 1.76% (SONIA03M + 1.05%) 5/25/53	4,159,260	5,028,207
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Holmes Master Issuer Series 2018-2A A2 2.25% (LIBOR03M + 0.42%) 10/15/54	7,791,232	$ 7,631,309
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 3.74% 5/25/33	10,469	9,787
•New Residential Mortagage Loan
Series 2018-3A A1 4.50% 5/25/58	746,249	772,413
Series 2019-RPL3 A1 2.75% 7/25/59	5,679,740	5,626,492
•New Residential Mortgage Loan Trust Series 2020-RPL1 A1 2.75% 11/25/59	4,913,722	4,868,118
•New York Mortgage Trust Series 2005-3 A1 1.43% (LIBOR01M + 0.48%) 2/25/36	445,057	404,494
•Sequoia Mortgage Trust Series 2004-6 A1 3.16% 7/20/34	6,859	5,951
•Silverstone Master Issuer 2.39% (LIBOR03M + 0.57%) 1/21/70	258,000	253,982
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 1.00% (LIBOR01M + 0.25%) 7/19/35	229,719	202,717
Total Non-Agency Collateralized Mortgage Obligations (Cost $30,460,026)		29,371,361
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.73%
•Bancorp Commercial Mortgage Trust Series 2019-CRE6 A 1.75% (LIBOR01M + 1.05%) 9/15/36	1,291,749	1,212,625
•GPMT Series 2018-FL1 A 1.67% (LIBOR01M + 0.90%) 11/21/35	655,992	644,247
GS Mortgage Securities Trust Series 2011-GC5 A4 3.71% 8/10/44	6,300,000	6,342,028
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 2.15% (LIBOR01M + 1.45%) 12/15/31	2,000,000	1,800,286
•MF1 Series 2019-FL2 A 2.08% (LIBOR01M + 1.13%) 12/25/34	5,600,000	4,541,942

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•VMC Finance Series 2018-FL2 A 1.72% (LIBOR01M + 0.92%) 10/15/35	2,544,958	$ 2,339,659
•Wells Fargo Commercial Mortgage Trust Series 2020-SOP A 1.84% (LIBOR01M + 1.14%) 1/15/35	2,400,000	2,193,593
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47	4,759,419	4,869,712
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $25,854,376)		23,944,092
ΔSOVEREIGN BONDS–4.64%
Canada—2.31%
CDP Financial 2.13% 6/11/21	15,000,000	15,202,058
Export Development Canada 1.96% 1/29/25	5,000,000	5,044,822
		20,246,880
India—0.23%
Export-Import Bank of India
•2.70% (LIBOR03M + 1.00%) 8/21/22	750,000	738,345
2.75% 4/1/20	1,293,000	1,293,000
		2,031,345
Japan—0.99%
Japan Bank for International Cooperation 1.75% 1/23/23	8,500,000	8,690,493
		8,690,493
Republic of Korea—1.11%
Industrial Bank of Korea 2.13% 10/23/24	9,500,000	9,782,815
		9,782,815
Total Sovereign Bonds (Cost $40,060,707)		40,751,533
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–22.51%
U.S. Treasury Inflation Protected Security
0.38% 7/15/25	5,220,912	$ 5,327,129
0.63% 4/15/23	22,243,385	22,413,230
0.75% 7/15/28	23,634,340	25,304,642
0.88% 1/15/29	11,944,673	12,989,991
U.S. Treasury Notes
0.38% 3/31/22	28,800,000	28,876,500
1.50% 2/15/30	8,500,000	9,163,398
×2.25% 4/30/21	91,500,000	93,594,492
Total U.S. Treasury Obligations (Cost $194,210,409)		197,669,382

	Number of Contracts
OPTIONS PURCHASED–0.00%
Put Option Purchased–0.00%
U.S. 2yr Note (CBT) Jun 20 Strike price 105, expiration date 5/22/20, notional amount $52,500,000	250	250
Call Options Purchased–0.00%
U.S. 5yr Note (CBT) Jun 20 Strike price 131.5, expiration date 5/22/20, notional amount $32,875,000	250	5,860
Total Options Purchased (Cost $4,218)		6,110

TOTAL INVESTMENTS–111.83% (Cost $994,089,830)	982,151,823

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(11.83%)	(103,868,986)
NET ASSETS APPLICABLE TO 89,280,779 SHARES OUTSTANDING–100.00%	$878,282,837

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
^ Zero coupon security.
Δ Securities have been classified by country of origin.
× Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CAD	(12,751,000)	USD	9,545,544	4/2/20	$484,747	$—
BNP	CAD	12,803,000	USD	(9,329,661)	4/2/20	—	(231,913)
BNP	CAD	(947,000)	USD	651,894	4/2/20	—	(21,040)
BNP	GBP	(9,850,000)	USD	12,602,182	4/2/20	367,186	—
BNP	GBP	932,000	USD	(1,203,584)	4/2/20	—	(45,917)
BNP	GBP	1,695,000	USD	(1,974,416)	4/2/20	130,997	—
BNP	GBP	(134,000)	USD	157,017	4/2/20	—	(9,429)
GSI	JPY	1,484,400,000	USD	(13,817,853)	4/2/20	—	(11,899)
GSI	JPY	(1,483,600,000)	USD	14,135,336	4/2/20	336,823	—
JPMC	AUD	(27,879,000)	USD	18,368,948	4/2/20	1,220,416	—
JPMC	AUD	28,263,000	USD	(17,368,156)	4/2/20	16,576	—
JPMC	AUD	(543,000)	USD	317,956	4/2/20	—	(16,046)
Total Foreign Currency Exchange Contracts						$2,556,745	$(336,244)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
450	Bank Acceptance	$79,464,666	$78,818,830	3/15/21	$645,836	$—
(91)	Long Gilt	(15,393,708)	(15,083,911)	6/26/20	—	(309,797)
(54)	U.S. Treasury 10 yr Notes	(7,489,125)	(7,115,271)	6/19/20	—	(373,854)
(61)	U.S. Treasury 10 yr Ultra Notes	(9,517,906)	(8,905,441)	6/19/20	—	(612,465)
955	U.S. Treasury 2 yr Notes	210,465,585	207,448,170	6/30/20	3,017,415	—
(290)	U.S. Treasury Notes	(36,354,219)	(35,019,389)	6/30/20	—	(1,334,830)
					3,663,251	(2,630,946)
Sovereign Bond:
229	Canadian Government Bond	23,943,054	23,119,034	6/19/20	824,020	—
Total Futures Contracts					$4,487,271	$(2,630,946)
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.S33-Quarterly[3]	13,916,000	5.00%	12/20/24	$823,262	$(993,891)	$1,817,153	$—
CDX.NA.HY.S34-Quarterly[3]	4,300,000	5.00%	6/20/25	263,104	171,140	91,964	—
					(822,751)	1,909,117	—
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
OIS IRS LIBOR03M-(Semiannual/Quarterly)	47,400,000	2.75%	(0.89%)	12/18/29	$(9,674,169)	$(3,090,063)	$—	$(6,584,106)
Receive CAD CDOR03M-(Semiannual)	CAD 13,500,000	(2.50%)	1.48%	6/19/29	1,214,882	746,567	468,315	—
OIS IRS LIBOR03M-(Quarterly)	24,400,000	(1.45%)	0.99%	1/13/23	(10,384)	—	—	(10,384)
OIS IRS LIBOR03M-(Quarterly)	18,600,000	(1.45%)	0.99%	1/13/23	(8,010)	—	—	(8,010)
Total IRS Contracts						$(2,343,496)	$468,315	$(6,602,500)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BNP–BNP Paribas
BP01M–British Pound Sterling Offered Rate GBP 1 Month
CAD–Canadian Dollar
CBT–Chicago Board of Trade
CDOR03M–Canadian Bankers' Acceptance Rate 3 Month
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OIS–Overnight Index Swap
PJSC–Public Joint Stock Company
REMICs–Real Estate Mortgage Investment Conduits
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
S.F.–Single Family
SONIA03M–Sterling Overnight Index Average Offered Rate GBP 3 Month
TBA–To be announced
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap (“CDS”) contracts, interest rate swap contracts and interest rate swap option contracts (“Swaptions”) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$1,079,315	$—	$1,079,315
Agency Collateralized Mortgage Obligations	—	50,242,840	—	50,242,840
Agency Commercial Mortgage-Backed Security	—	4,138,716	—	4,138,716
Agency Mortgage-Backed Securities	—	80,466,315	—	80,466,315
Agency Obligation	—	15,008,858	—	15,008,858
Corporate Bonds	—	468,118,950	—	468,118,950
Non-Agency Asset-Backed Securities	—	71,354,351	—	71,354,351
Non-Agency Collateralized Mortgage Obligations	—	29,371,361	—	29,371,361
Non-Agency Commercial Mortgage-Backed Securities	—	23,944,092	—	23,944,092
Sovereign Bonds	—	40,751,533	—	40,751,533
U.S. Treasury Obligations	—	197,669,382	—	197,669,382
Options Purchased	6,110	—	—	6,110
Total Investments	$6,110	$982,145,713	$—	$982,151,823
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,556,745	$—	$2,556,745
Futures Contracts	$4,487,271	$—	$—	$4,487,271
Swap Contracts	$—	$2,377,432	$—	$2,377,432
Liabilities:
Foreign Currency Exchange Contracts	$—	$(336,244)	$—	$(336,244)
Futures Contracts	$(2,630,946)	$—	$—	$(2,630,946)
Swap Contracts	$—	$(6,602,500)	$—	$(6,602,500)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP PIMCO Low Duration Bond Fund–12